ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 1,606		¥ 1,150
Other payables	1,426		1,146
Accrued utilities and other accrued expenses	275		283
Liabilities related to customer loyalty program	332		264
Value-added tax, other tax and surcharge payables	301		337
Advance from noncontrolling interest holders	66		81
Total	¥ 4,006	$ 549	¥ 3,261